Condensed Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended
	Jul. 20, 2016	Sep. 30, 2016
Noncash or Part Noncash Acquisition, Net Nonmonetary Assets Acquired (Liabilities Assumed)	$ 51,000
Noncash or Part Noncash Acquisition, Value of Assets Acquired	$ 39,100
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Shares Issued	2,200,005
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Warrants Issued	1,666,670
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Fair Value Warrants Issued	$ 18,600
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		100,000
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned		$ 901
Convertible Preferred Stock [Member]
Accretion Expense		$ 200